UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Global Equity Income Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Equity Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Nick Clay and Terry Coles, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 3.94%, Class C shares returned 3.56%, Class I shares returned 4.15%, and Class Y shares returned 4.17%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of -0.45% for the same period.2

Global equities generally produced roughly flat total returns during the reporting period, masking heightened market volatility. Favorable security selections in the United States enabled the fund to outperform its benchmark.

Effective December 2015, Terry Coles became a Portfolio Manager for the fund.

The Fund’s Investment Approach

The fund seeks to generate total return, consisting of capital appreciation and income. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, aiming to focus on dividend-paying stocks of companies located in emerging as well as developed capital markets, incorporating investments in countries such as the United States, Canada, Australia, Hong Kong, and Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets. The fund’s Portfolio Managers will always purchase stocks that, at the time of initial purchase, have a yield premium of 25% over that of the Index on a 12-month prospective basis.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be favorable, we seek attractively priced stocks of companies that we believe have sustainable, long-term competitive advantages.

Steep Market Decline Followed by Robust Rally

Global equities proved choppy over the final months of 2015, reflecting expectations of higher U.S. interest rates, which indeed occurred in December. Moreover, investors reacted negatively to the European Central Bank’s (ECB) decision to extend its bond-buying program rather than enlarge it, underscoring the tendency of some investors to trade on the activities of authorities rather than more fundamental criteria. The opening weeks of 2016 saw a marked deceleration in the Chinese economy and a global oil glut, which led to sharply lower commodity prices and steep stock market declines.

The market’s slide continued into mid-February, when investor sentiment began to improve in response to stabilizing oil prices, additional easing measures from the ECB and China, and indications that U.S. interest rates would rise more gradually than previously feared. However, volatility proved to be a recurring feature of the investment environment, and investors’ spirits were dampened in late April by disappointing corporate earnings. Market averages gave back some of their recent gains, and the Index posted a mildly negative return for the reporting period overall.

U.S. Holdings Bolstered Relative Performance

The fund outperformed its benchmark in this environment, in large part due to favorable security selections in the United States. In fact, 9 of the 10 top contributors to the fund’s performance were U.S. companies. Most notably, tobacco seller Philip Morris International benefited from its track record of stability and predictable returns; toy manufacturer Mattel showed positive momentum in key brands; utilities Eversource Energy and CMS Energy offered generous dividends as bond yields fell; and food distributor Sysco exhibited encouraging levels of growth and free cash flow generation. From

3

DISCUSSION OF FUND PERFORMANCE (continued)

an industry group perspective, the fund benefited from strong stock selections in the consumer goods and consumer services sectors, as well as from underweighted exposure to the financials sector.

On a more negative note, aerospace-and-defense contractor Cobham lost value when its telecommunications and transportation end markets weakened. Pharmaceutical companies also struggled. In France, Sanofi’s diabetes franchise came under pressure from a more aggressive U.S. pricing environment. Swiss drug developer Novartis underperformed due to ongoing concerns regarding its eye-care division and slower-than-expected sales of a new heart failure treatment. Swiss pharmaceutical company Roche Holding also fell out of favor among investors. In addition, Swiss insurer Zurich Insurance Group lost value after reporting weak underwriting results.

At times during the reporting period, the fund employed forward contracts to hedge its foreign currency exposures.

Managing Risks in Uncertain Markets

Despite the recent market rally, we are concerned about elevated risks and high asset prices. We also remain skeptical that aggressively accommodative monetary policies will prove effective in stimulating global growth.

Therefore, we have maintained a cautious investment posture, with a highly selective focus on companies with pricing power, strong balance sheets, and positive cash flows. We generally have avoided credit risk, and we have continued to try to minimize complexity, counterparty risks, and exposure to leverage. We have further reduced the fund’s exposure to the financials sector, and we have retained relatively light positions in the oil-and-gas, basic materials, and industrials sectors. Instead, we have found more opportunities meeting our criteria in the consumer goods, health care, and utilities sectors.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

2 SOURCE: Lipper Inc. – Reflects reinvestment of dividends and, where applicable, capital gain distributions. The FTSE World Index is an unmanaged, free-floating, market capitalization-weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.49	$ 10.27	$ 5.18	$ 4.77
Ending value (after expenses)	$1,039.40	$1,035.60	$1,041.50	$1,041.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.42	$ 10.17	$ 5.12	$ 4.72
Ending value (after expenses)	$1,018.50	$1,014.77	$1,019.79	$1,020.19

†  Expenses are equal to the fund's annualized expense ratio of 1.28% for Class A, 2.03% for Class C, 1.02% for Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 94.3%	Shares		Value ($)
Australia - 1.1%
Dexus Property Group	533,367		3,411,422
Denmark - .6%
TDC	393,156		2,013,290
France - 3.3%
Sanofi	85,462		7,060,419
Societe Television Francaise 1	253,438		3,050,629
			10,111,048
Hong Kong - 1.2%
Link REIT	593,500		3,594,816
Italy - 1.0%
Atlantia	109,153		3,042,985
Netherlands - 5.2%
Koninklijke Ahold	153,978		3,352,946
RELX	394,654		6,625,745
Royal Dutch Shell, Cl. A	172,789		4,580,776
Wolters Kluwer	40,431		1,539,908
			16,099,375
New Zealand - .4%
Spark New Zealand	539,226		1,395,083
Norway - 2.0%
Orkla	719,754		6,289,558
South Korea - .8%
Macquarie Korea Infrastructure Fund	337,540		2,508,629
Sweden - .9%
Telia	576,707		2,750,096
Switzerland - 8.4%
Nestle	42,966		3,199,022
Novartis	121,879		9,306,268
Roche Holding	30,820		7,795,717
Zurich Insurance Group	25,151	[a]	5,635,123
			25,936,130
United Kingdom - 17.9%
BAE Systems	419,752		2,932,917
British American Tobacco	104,174		6,357,419
Centrica	1,828,687		6,385,402
Cobham	814,186		1,837,357
Diageo	280,380		7,575,571

6

Common Stocks - 94.3% (continued)	Shares	Value ($)
United Kingdom - 17.9% (continued)
GlaxoSmithKline	399,261	8,500,993
Imperial Brands	117,610	6,383,363
Royal Mail	475,692	3,393,062
SSE	308,966	6,830,147
Vodafone Group	1,639,093	5,300,674
		55,496,905
United States - 51.5%
Altria Group	50,758	3,183,034
CA	267,859	7,944,698
Cisco Systems	218,036	5,993,810
CMS Energy	187,557	7,629,819
Emerson Electric	116,052	6,339,921
Eversource Energy	154,372	8,712,756
Johnson & Johnson	59,926	6,716,506
Kraft Heinz	39,773	3,105,078
Las Vegas Sands	74,731	3,374,105
Mattel	195,081	6,065,068
Maxim Integrated Products	127,042	4,537,940
McDonald's	58,494	7,398,906
Merck & Co.	139,944	7,674,529
Microsoft	271,959	13,562,595
Paychex	107,845	5,620,881
Philip Morris International	147,164	14,439,732
Principal Financial Group	66,232	2,826,782
Procter & Gamble	139,495	11,176,339
Reynolds American	240,315	11,919,624
Sysco	190,977	8,798,310
Verizon Communications	78,103	3,978,567
Western Union	418,954	8,379,080
		159,378,080
Total Common Stocks (cost $262,211,237)		292,027,417

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 3.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $11,563,310)	11,563,310	[b]	11,563,310
Total Investments (cost $273,774,547)	98.0%		303,590,727
Cash and Receivables (Net)	2.0%		6,039,933
Net Assets	100.0%		309,630,660

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	25.7
Health Care	15.2
Consumer Services	11.0
Technology	10.4
Utilities	9.5
Financial	8.5
Industrials	7.5
Telecommunications	5.0
Money Market Investment	3.7
Oil & Gas	1.5
98.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	262,211,237	292,027,417
Affiliated issuers	11,563,310	11,563,310
Cash		3,793,886
Cash denominated in foreign currency	943	879
Receivable for shares of Beneficial Interest subscribed		1,452,140
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,407,844
Dividends receivable		1,152,153
Receivable for investment securities sold		312,219
Prepaid expenses		46,975
		311,756,823
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		310,407
Payable for investment securities purchased		774,316
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		608,953
Payable for shares of Beneficial Interest redeemed		365,226
Accrued expenses		67,261
		2,126,163
Net Assets ($)		309,630,660
Composition of Net Assets ($):
Paid-in capital		273,010,082
Accumulated distributions in excess of investment income—net		(94,783)
Accumulated net realized gain (loss) on investments		6,107,926
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		30,607,435
Net Assets ($)		309,630,660

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	90,538,914	48,834,478	142,638,376	27,618,892
Shares Outstanding	7,296,373	3,866,420	11,926,919	2,309,903
Net Asset Value Per Share ($)	12.41	12.63	11.96	11.96

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $258,015 foreign taxes withheld at source):
Unaffiliated issuers	4,856,282
Affiliated issuers	11,374
Total Income	4,867,656
Expenses:
Management fee—Note 3(a)	1,106,107
Shareholder servicing costs—Note 3(c)	248,092
Distribution fees—Note 3(b)	168,291
Professional fees	32,042
Custodian fees—Note 3(c)	24,459
Registration fees	24,354
Trustees’ fees and expenses—Note 3(d)	15,389
Prospectus and shareholders’ reports	13,714
Loan commitment fees—Note 2	1,576
Miscellaneous	12,825
Total Expenses	1,646,849
Less—reduction in expenses due to undertaking—Note 3(a)	(508)
Less—reduction in fees due to earnings credits—Note 3(c)	(94)
Net Expenses	1,646,247
Investment Income—Net	3,221,409
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,849,400
Net realized gain (loss) on forward foreign currency exchange contracts	2,856,382
Net Realized Gain (Loss)	7,705,782
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,703
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(34,139)
Net Unrealized Appreciation (Depreciation)	(31,436)
Net Realized and Unrealized Gain (Loss) on Investments	7,674,346
Net Increase in Net Assets Resulting from Operations	10,895,755

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	3,221,409	6,579,096
Net realized gain (loss) on investments	7,705,782	11,305,148
Net unrealized appreciation (depreciation) on investments	(31,436)	(6,818,035)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,895,755	11,066,209
Dividends to Shareholders from ($):
Investment income—net:
Class A	(923,810)	(2,352,985)
Class C	(354,930)	(881,346)
Class I	(1,509,062)	(3,277,002)
Class Y	(365,441)	(810,940)
Net realized gain on investments:
Class A	(3,237,273)	(903,571)
Class C	(1,891,681)	(468,317)
Class I	(4,500,047)	(1,138,294)
Class Y	(1,156,771)	(277,067)
Total Dividends	(13,939,015)	(10,109,522)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	21,368,828	16,286,954
Class C	7,247,872	6,570,648
Class I	63,710,950	24,852,459
Dividends reinvested:
Class A	3,752,950	2,876,534
Class C	1,299,018	739,153
Class I	4,187,613	3,087,149
Class Y	1,522,212	1,086,867
Cost of shares redeemed:
Class A	(11,884,364)	(37,872,354)
Class C	(5,159,154)	(12,771,425)
Class I	(27,343,788)	(46,881,653)
Class Y	-	(3,046,490)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	58,702,137	(45,072,158)
Total Increase (Decrease) in Net Assets	55,658,877	(44,115,471)
Net Assets ($):
Beginning of Period	253,971,783	298,087,254
End of Period	309,630,660	253,971,783
Distributions in excess of investment income—net	(94,783)	(162,949)

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	1,747,996	1,301,389
Shares issued for dividends reinvested	319,089	238,746
Shares redeemed	(984,580)	(3,060,946)
Net Increase (Decrease) in Shares Outstanding	1,082,505	(1,520,811)
Class C
Shares sold	582,153	516,185
Shares issued for dividends reinvested	108,665	60,326
Shares redeemed	(421,551)	(1,008,228)
Net Increase (Decrease) in Shares Outstanding	269,267	(431,717)
Class I
Shares sold	5,486,670	2,073,684
Shares issued for dividends reinvested	368,946	265,262
Shares redeemed	(2,361,316)	(3,875,835)
Net Increase (Decrease) in Shares Outstanding	3,494,300	(1,536,889)
Class Y
Shares issued for dividends reinvested	134,295	93,422
Shares redeemed	-	(255,934)
Net Increase (Decrease) in Shares Outstanding	134,295	(162,512)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.62	12.56	12.31	10.99	10.17	9.97
Investment Operations:
Investment income—net[a]	.15	.30	.44	.33	.28	.35
Net realized and unrealized gain (loss) on investments	.32	.21	.24	1.42	.99	.13
Total from Investment Operations	.47	.51	.68	1.75	1.27	.48
Distributions:
Dividends from investment income—net	(.15)	(.33)	(.43)	(.37)	(.45)	(.28)
Dividends from net realized gain on investments	(.53)	(.12)	-	(.06)	-	-
Total Distributions	(.68)	(.45)	(.43)	(.43)	(.45)	(.28)
Net asset value, end of period	12.41	12.62	12.56	12.31	10.99	10.17
Total Return (%)[b]	3.94[c]	4.33	5.48	16.22	12.98	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[d]	1.28	1.30	1.34	1.55	2.14
Ratio of net expenses to average net assets	1.28[d]	1.28	1.30	1.34	1.50	1.50
Ratio of net investment income to average net assets	2.45[d]	2.42	3.49	2.83	2.76	3.35
Portfolio Turnover Rate	14.83[c]	30.89	33.28	25.57	21.89	54.88
Net Assets, end of period ($ x 1,000)	90,539	78,449	97,153	114,247	51,003	5,710

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.84	12.76	12.50	11.13	10.22	10.02
Investment Operations:
Investment income—net[a]	.10	.21	.35	.25	.22	.30
Net realized and unrealized gain (loss) on investments	.32	.22	.24	1.44	.98	.10
Total from Investment Operations	.42	.43	.59	1.69	1.20	.40
Distributions:
Dividends from investment income—net	(.10)	(.23)	(.33)	(.26)	(.29)	(.20)
Dividends from net realized gain on investments	(.53)	(.12)	-	(.06)	-	-
Total Distributions	(.63)	(.35)	(.33)	(.32)	(.29)	(.20)
Net asset value, end of period	12.63	12.84	12.76	12.50	11.13	10.22
Total Return (%)[b]	3.56[c]	3.53	4.71	15.31	12.19	4.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03[d]	2.03	2.04	2.07	2.29	2.86
Ratio of net expenses to average net assets	2.03[d]	2.03	2.04	2.07	2.25	2.25
Ratio of net investment income to average net assets	1.70[d]	1.64	2.71	2.10	2.14	2.83
Portfolio Turnover Rate	14.83[c]	30.89	33.28	25.57	21.89	54.88
Net Assets, end of period ($ x 1,000)	48,834	46,177	51,409	51,523	20,591	2,658

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

14

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.19	12.15	11.93	10.66	9.91	9.74
Investment Operations:
Investment income—net[a]	.16	.32	.45	.36	.35	.37
Net realized and unrealized gain (loss) on investments	.30	.20	.23	1.37	.90	.12
Total from Investment Operations	.46	.52	.68	1.73	1.25	.49
Distributions:
Dividends from investment income—net	(.16)	(.36)	(.46)	(.40)	(.50)	(.32)
Dividends from net realized gain on investments	(.53)	(.12)	-	(.06)	-	-
Total Distributions	(.69)	(.48)	(.46)	(.46)	(.50)	(.32)
Net asset value, end of period	11.96	12.19	12.15	11.93	10.66	9.91
Total Return (%)	4.15[b]	4.52	5.71	16.63	13.16	5.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.03	1.04	1.06	1.28	1.86
Ratio of net expenses to average net assets	1.02[c]	1.03	1.04	1.06	1.25	1.25
Ratio of net investment income to average net assets	2.73[c]	2.65	3.66	3.13	3.47	3.68
Portfolio Turnover Rate	14.83[b]	30.89	33.28	25.57	21.89	54.88
Net Assets, end of period ($ x 1,000)	142,638	102,827	121,131	110,233	70,715	8,202

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.19	12.14	11.92	11.06
Investment Operations:
Investment income—net[b]	.16	.33	.46	.06
Net realized and unrealized gain (loss) on investments	.31	.21	.23	.89
Total from Investment Operations	.47	.54	.69	.95
Distributions:
Dividends from investment income—net	(.17)	(.37)	(.47)	(.09)
Dividends from net realized gain on investments	(.53)	(.12)	-	-
Total Distributions	(.70)	(.49)	(.47)	(.09)
Net asset value, end of period	11.96	12.19	12.14	11.92
Total Return (%)	4.17[c]	4.68	5.78	8.62[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.95	.96	1.08[d]
Ratio of net expenses to average net assets	.94[d]	.95	.96	1.08[d]
Ratio of net investment income to average net assets	2.79[d]	2.71	3.80	2.26[d]
Portfolio Turnover Rate	14.83[c]	30.89	33.28	25.57
Net Assets, end of period ($ x 1,000)	27,619	26,519	28,394	34,643

a From July 1, 2013, (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	159,378,080	-	-	159,378,080
Equity Securities - Foreign Common Stocks†	-	132,649,337††	-	132,649,337
Mutual Funds	11,563,310	-	-	11,563,310
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,407,844	-	1,407,844
Liabilities ($)
Forward Foreign Currency Exchange Contracts†††	-	(608,953)	-	(608,953)

† See Statement of Investments for additional detailed categorizations.

††  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

20

from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	116,900	60,304,555	48,858,145	11,563,310	3.7

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $7,322,273 and long-term capital gains $2,787,249. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from November 1, 2015 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, C, I and Y (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on

22

borrowings and extraordinary expenses) did not exceed 1.05%, 1.05%, 1.05% and .95% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $508 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets.

During the period ended April 30, 2016, the Distributor retained $15,179 from commissions earned on sales of the fund's Class A shares and $2,490 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $168,291 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $97,045 and $56,097, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $3,852 for transfer agency services and $222 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $94.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $24,459 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $210,729, Distribution Plan fees $29,547, Shareholder Services Plan fees $28,064, custodian fees $35,126, Chief Compliance Officer fees $3,208 and transfer agency fees $3,733.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2016, amounted to $73,916,449 and $38,077,910, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s

24

payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
JP Morgan Chase Bank
British Pound,
Expiring
5/18/2016	6,519,918	9,372,681	9,527,042	154,361
Royal Bank of Scotland
Japanese Yen,
Expiring
5/18/2016	2,138,110,665	18,942,263	20,103,697	1,161,434

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
JP Morgan Chase Bank
Japanese Yen,
Expiring
5/18/2016	1,061,582,000	9,372,681	9,981,580	(608,899)
Royal Bank of Scotland
British Pound,
Expiring
5/18/2016	12,900,316	18,942,262	18,850,213	92,049
Euro,
Expiring
5/2/2016	4,142	4,689	4,743	(54)
Gross Unrealized Appreciation				1,407,844
Gross Unrealized Depreciation			(608,953)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,407,844	(608,953)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,407,844	(608,953)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1,407,844	(608,953)

26

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
JP Morgan Chase Bank	154,361		(154,361)	-	-
Royal Bank of Scotland	1,253,483		(54)	-	1,253,429
Total	1,407,844		(154,415)	-	1,253,429

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(608,899)		154,361	-	(454,538)
Royal Bank of Scotland	(54)		54	-	-
Total	(608,953)		154,415	-	(454,538)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Forward contracts	30,752,309

At April 30, 2016, accumulated net unrealized appreciation on investments was $29,816,180, consisting of $40,083,569 gross unrealized appreciation and $10,267,389 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 24-25, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the

28

“Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all of the periods (ranking highest in the Performance Group in both the one- and five-year periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed, until March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of its Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder service fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .95%, respectively.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and

30

considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

31

NOTES

32

NOTES

33

For More Information

Dreyfus Global Equity Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Capital
Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DEQAX Class C: DEQCX Class I: DQEIX Class Y: DEQYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6175SA0416

Dreyfus International Bond Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through April 30, 2016, as provided by David Leduc, CFA, Brendan Murphy, CFA, and Raman Srivastava, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus International Bond Fund’s Class A shares produced a total return of 5.80%, Class C shares returned 5.53%, Class I shares returned 6.04%, and Class Y shares returned 6.08%.1 In comparison, the fund’s benchmark, the Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index (the “Index”), produced a total return of 8.72% for the same period.2

International bonds generally gained value over the reporting period as interest rates fell in major overseas markets. The fund’s exposure to high yield corporate bonds, inflation-adjusted securities, and commercial mortgages dampened its results compared to the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, the fund normally invests at least 80% of its net assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain investment-grade average credit quality. We focus on identifying undervalued government bond markets, currencies, sectors, and securities. We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features. We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies. We then focus on sectors and individual securities that appear to be relatively undervalued.

Global Bonds Rebounded as Interest Rates Declined

The reporting period began in the wake of the European Central Bank’s announcement of a larger-than-expected quantitative easing program, which gave investors hope that the Eurozone’s sluggish economy might soon improve. Subsequently, Japan surprised investors by adopting negative short-term interest rates for the first time. China also reduced short-term interest rates and agreed to long-awaited market reforms. Yields of longer term international bonds generally fell in response to these policy actions, and prices climbed. Moreover, yield differences narrowed along the market’s maturity range as longer term yields fell more than their shorter term counterparts.

Negative short-term interest rates and more robust quantitative easing programs did not boost economic activity as much as investors had hoped, and many investors adopted more defensive investment postures. A “flight to quality” in late 2015 and early 2016 hurt riskier sectors of the global bond market, where selling pressure was particularly severe among high yield bonds and emerging-markets debt securities. Meanwhile, investment-grade corporate bonds from energy and materials producers were undermined by low commodity prices. In contrast, demand was strong for higher quality sovereign bonds.

Market sentiment improved in the spring when commodity prices began to rebound and investors’ worst economic fears failed to materialize. Risker securities that had been particularly hard-hit during the downturn led a market rally that persisted through the reporting period’s end. Returns for U.S. investors also were buoyed by strengthening foreign currencies against the U.S. dollar.

Higher Yielding Holdings Dampened Fund Performance

Although the fund participated significantly in the benchmark’s gains, a small allocation to high yield bonds hurt performance compared to the benchmark for the reporting period overall. The fund’s positions in inflation-adjusted securities further weighed on relative results when inflationary pressures

DISCUSSION OF FUND PERFORMANCE (continued)

remained subdued. A modest position in commercial mortgage-backed securities also underperformed market averages amid heightened volatility within the market sector.

From a currency perspective, the fund’s relative results were hampered to a degree by overweighted exposure to the Mexican peso, Indian rupee, and Norwegian krone. Conversely, underweighted positions in the Australian dollar, New Zealand dollar, Taiwan new dollar, and Singapore dollar prevented the fund from participating more fully in their rebound over the reporting period’s second half.

The fund achieved better relative performance from its interest rate strategies, including a focus on longer maturities in Europe, Australia, and Japan.

At times during the reporting period, the fund employed futures contracts and swap options to establish its interest rate strategies, and forward contracts for its currency strategies.

A More Defensive Investment Posture

Despite the international bond markets’ recent rebound, we expect volatility to persist amid ongoing global economic uncertainty and expectations of higher U.S. interest rates. Therefore, we have maintained relatively light positions among investment-grade and high yield corporate bonds. We also have retained underweighted positions in markets where bond yields are near historical lows, such as Japan. Instead, we have favored higher yielding markets, including Australia and New Zealand, and we have maintained an overweighted position in inflation linked bonds, which we expect to benefit from rebounding commodity prices, and commercial mortgage-backed securities. Finally, modestly overweighted exposure to emerging markets securities could benefit from strengthening local currency values against the U.S. dollar.

May 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other instruments.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$9.10	$3.84	$3.48
Ending value (after expenses)	$1,058.00	$1,055.30	$1,060.40	$1,060.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.07	$8.92	$3.77	$3.42
Ending value (after expenses)	$1,018.85	$1,016.01	$1,021.13	$1,021.48

† Expenses are equal to the fund’s annualized expense ratio of 1.21% for Class A, 1.78% for Class C, .75% for Class I and .68% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Bonds and Notes - 96.3%		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Argentina - .8%
Argentine Government, Sr. Unscd. Bonds		7.50	4/22/26	2,400,000	[b]	2,442,000
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	2,775,000	B	2,962,313
Central Bank of Argentina, Unscd. Notes	ARS	0.00	7/20/16	11,900,000	[c]	773,461
Central Bank of Argentina, Unscd. Notes	ARS	0.00	7/27/16	17,100,000	[c]	1,104,866
					7,282,640
Australia - 4.2%
Australian Government, Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	50,155,000		40,523,087
Canada - 6.2%
Canadian Government, Bonds	CAD	2.25	6/1/25	48,300,000		41,226,111
Canadian Government, Bonds	CAD	3.50	12/1/45	10,655,000		11,150,088
CNH Capital Canada Receivables Trust, Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	8,682,179	[b]	6,928,306
					59,304,505
Chile - .4%
Codelco, Sr. Unscd. Notes		4.50	9/16/25	4,125,000	[b,d]	4,320,443
France - 2.7%
Bavarian Sky, Ser. FRE1, Cl. A	EUR	0.00	4/20/24	2,626,954	[e]	3,011,507
Electricite de France, Jr. Sub. Notes	EUR	5.38	1/29/49	3,100,000	[e]	3,578,897
French Government, Bonds	EUR	1.00	11/25/25	16,605,000		19,782,941
					26,373,345
Germany - 5.7%
Allianz, Sub. Notes	EUR	5.63	10/17/42	5,400,000	[e]	7,342,212
German Government, Bonds	EUR	2.25	9/4/20	18,580,000		23,723,093
German Government, Bonds	EUR	2.50	8/15/46	13,620,000		21,553,371
Volkswagen Car Lease, Ser. 21, Cl. A	EUR	0.00	2/21/21	1,948,298	[e]	2,228,614
					54,847,290
Ghana - .6%
Ghanaian Government, Sr. Unscd. Bonds		8.50	10/4/17	6,000,000		6,015,000
Hungary - 1.6%
Hungarian Development Bank, Govt. Gtd. Notes		6.25	10/21/20	2,100,000	[b]	2,330,748
Hungarian Government, Bonds, Ser. 24/B	HUF	3.00	6/26/24	1,081,250,000		3,943,529

Bonds and Notes - 96.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Hungary - 1.6% (continued)
Hungarian Government, Bonds, Ser. 25/B	HUF	5.50	6/24/25	1,998,650,000		8,695,419
					14,969,696
Iceland - .3%
Icelandic Government, Unscd. Notes		4.88	6/16/16	2,394,000		2,405,996
Indonesia - .5%
Indonesian Government, Sr. Unscd. Notes		6.75	1/15/44	4,100,000		5,031,172
Ireland - 3.1%
Irish Government, Bonds	EUR	2.40	5/15/30	8,870,000		11,455,272
Irish Government, Bonds	EUR	2.00	2/18/45	1,610,000		1,869,441
Irish Government, Unscd. Bonds	EUR	1.00	5/15/26	14,145,000		16,232,785
					29,557,498
Italy - 11.0%
Enel, Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,285,000		7,810,522
Intesa Sanpaolo, Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,370,901
Italian Government, Bonds	EUR	1.50	6/1/25	5,200,000		6,007,187
Italian Government, Sr. Unscd. Bonds	EUR	2.60	9/15/23	9,505,000		14,432,320
Italian Government, Sr. Unscd. Notes	EUR	2.35	9/15/24	19,395,000	[b,f]	25,492,919
Italian Government, Treasury Bonds	EUR	3.50	6/1/18	22,585,000		27,759,751
Italian Government, Treasury Bonds	EUR	4.75	9/1/44	9,240,000	[b]	15,151,116
Telecom Italia, Sr. Unscd. Notes	GBP	6.38	6/24/19	2,950,000		4,787,479
					105,812,195
Japan - 12.1%
Japanese Government, Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	1,445,900,000		13,870,108
Japanese Government, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,249,300,000	[g]	22,161,303
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	3,665,000,000	[g]	36,198,485
Japanese Government, Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	2,147,150,000		21,304,733
Japanese Government, Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,784,850,000		22,913,985
					116,448,614
Mexico - 4.5%
Banco Nacional de Comercio Exterior, Sr. Unscd. Notes		4.38	10/14/25	5,100,000	[b]	5,227,500
Mexican Government, Bonds, Ser. M	MXN	4.75	6/14/18	597,750,000		34,984,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 96.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Mexico - 4.5% (continued)
Petroleos Mexicanos, Gtd. Notes	EUR	3.75	3/15/19	2,550,000		3,036,688
					43,248,440
Morocco - 2.9%
Moroccan Government, Sr. Unscd. Bonds	EUR	3.50	6/19/24	18,175,000		21,600,242
Moroccan Government, Sr. Unscd. Notes	EUR	4.50	10/5/20	5,000,000		6,313,739
					27,913,981
Netherlands - 3.4%
ABN AMRO Bank, Sub. Notes		4.75	7/28/25	7,250,000	[b]	7,437,557
Deutsche Annington Finance, Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,069,529
Rabobank Nederland, Sub. Bonds	EUR	2.50	5/26/26	8,051,000	[e]	9,438,196
Volkswagen International Finance, Gtd. Bonds	EUR	3.75	3/29/49	4,500,000	[e]	5,038,050
Volkswagen International Finance, Gtd. Notes		2.38	3/22/17	3,050,000	[b]	3,075,644
Volkswagen International Finance, Gtd. Notes		1.60	11/20/17	280,000	[b]	278,256
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/20	4,100,000		4,888,986
					32,226,218
New Zealand - 1.2%
New Zealand Government, Sr. Unscd. Bonds	NZD	2.00	9/20/25	16,004,000		11,725,479
Norway - .3%
Norwegian Government, Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[b]	2,423,490
Peru - .3%
Peruvian Government, Sr. Unscd. Bonds	EUR	2.75	1/30/26	2,600,000		3,099,208
Poland - 1.1%
Polish Government, Sr. Unscd. Notes	EUR	1.50	9/9/25	9,300,000		10,925,998
Romania - .3%
Romanian Government, Sr. Unscd. Notes	EUR	2.75	10/29/25	2,675,000	[b]	3,151,086
Serbia - .3%
Serbian Government, Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,837,872
Singapore - .2%
Singapore Government, Sr. Unscd. Bonds	SGD	2.38	6/1/25	2,660,000		2,045,038
Slovenia - .3%
Slovenian Government, Sr. Unscd. Notes		5.25	2/18/24	2,525,000		2,841,572

Bonds and Notes - 96.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Spain - 4.1%
BBVA Subordinated Capital, Gtd. Notes	EUR	3.50	4/11/24	2,300,000	[e]	2,723,124
Driver Espana, Ser. 3, Cl. A	EUR	0.73	12/21/26	3,715,267	[e]	4,274,918
Santander Issuances, Gtd. Notes	EUR	2.50	3/18/25	2,800,000		3,116,621
Spanish Government, Bonds	EUR	5.75	7/30/32	6,360,000		10,876,145
Spanish Government, Unscd. Notes	EUR	1.60	4/30/25	12,850,000	[b]	14,911,044
Telefonica Emisiones, Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,436,843
					39,338,695
Supranational - 1.2%
European Investment Bank, Sr. Unscd. Bonds	JPY	1.40	6/20/17	36,300,000		348,015
International Bank for Reconstruction & Development, Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		11,092,291
					11,440,306
Sweden - 1.5%
Swedish Government, Bonds, Ser. 1047	SEK	5.00	12/1/20	92,625,000		14,207,371
United Kingdom - 9.2%
British Telecommunications, Sr. Unscd. Notes	EUR	0.63	3/10/21	3,175,000		3,618,225
Diageo Finance, Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,911,817
United Kingdom Gilt, Bonds	GBP	5.00	3/7/18	6,850,000		10,863,774
United Kingdom Gilt, Bonds	GBP	1.50	1/22/21	7,675,000		11,483,488
United Kingdom Gilt, Bonds	GBP	2.00	9/7/25	13,975,000		21,112,972
United Kingdom Gilt, Bonds	GBP	3.50	1/22/45	8,075,000		14,464,183
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/44	11,810,000		20,181,728
Vodafone Group, Sr. Unscd. Notes	EUR	1.25	8/25/21	2,400,000		2,812,036
					88,448,223
United States - 16.3%
Ally Financial, Gtd. Notes		3.50	1/27/19	3,415,000		3,402,194
Apple, Sr. Unscd. Notes		3.25	2/23/26	3,760,000		3,938,431
Bear Stearns ALT-A Trust, Ser. 2004-2, Cl. 2A1		2.81	3/25/34	1,964,328	[e]	1,936,994
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PWR10, Cl. AJ		5.59	12/11/40	1,686,150	[e]	1,678,246
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR17, Cl. AJ		6.08	6/11/50	2,975,000	[e]	2,957,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 96.3% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 16.3% (continued)
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR18, Cl. AJ		6.39	6/11/50	3,300,000	[e]	3,142,804
Celgene, Sr. Unscd. Notes		5.00	8/15/45	2,800,000		3,087,154
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	3,351,906		3,437,552
Extended Stay America Trust, Ser. 2013-ESH7, Cl. D7		5.05	12/5/31	3,117,000	[b,e]	3,180,611
FedEx, Gtd. Notes	EUR	1.00	1/11/23	500,000		571,723
FedEx, Gtd. Notes		3.25	4/1/26	1,100,000		1,142,550
FedEx, Gtd. Notes	EUR	1.63	1/11/27	2,400,000		2,720,383
Ford Motor Credit, Sr. Unscd. Notes		3.34	3/18/21	3,750,000		3,888,094
Freeport-McMoRan, Gtd. Notes		2.15	3/1/17	2,400,000		2,375,256
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. EFX		3.49	12/15/19	3,260,000	[b,e]	3,067,404
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. FFX		3.49	12/15/19	2,770,000	[b,e]	2,559,855
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/29/49	3,703,000	[e]	3,851,120
Hewlett Packard Enterprise, Sr. Unscd. Notes		6.35	10/15/45	2,900,000	[b]	2,900,908
Hilton USA Trust, Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	[b]	3,534,857
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,860,000		2,807,607
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	3,865,000		3,855,871
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	2,990,000	[e]	2,952,424
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS		1.11	11/25/36	2,369,728	[e]	2,268,213
Long Beach Mortgage Loan Trust, Ser. 2004-1, Cl. M2		1.26	2/25/34	680,865	[e]	645,830
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Cl. AJ		5.92	5/12/39	3,035,000	[e]	3,021,133
ML-CFC Commercial Mortgage Trust, Ser. 2006-4, Cl. AJ		5.24	12/12/49	3,075,000		3,060,039
ML-CFC Commercial Mortgage Trust, Ser. 2007-9, Cl. AJ		6.19	9/12/49	3,475,000	[e]	3,024,222
Morgan Stanley Capital I Trust, Ser. 2007-IQ14, Cl. AM		5.87	4/15/49	4,460,000	[e]	4,448,437
Morgan Stanley Mortgage Loan Trust, Ser. 2005-1, Cl. 4A1		0.73	3/25/35	948,323	[e]	865,296
Newell Rubbermaid, Sr. Unscd. Notes		2.60	3/29/19	1,695,000		1,735,409
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-D, Cl. A2		0.59	11/25/46	889,754	[e]	865,963

Bonds and Notes - 96.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 16.3% (continued)
Scientific Games International, Gtd. Notes	10.00	12/1/22	3,085,000		2,565,177
T-Mobile USA, Gtd. Notes	6.00	3/1/23	3,825,000		4,030,594
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/20	24,101,070	[h]	24,618,858
U.S. Treasury Notes	1.63	2/15/26	25,305,000		24,851,281
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Cl. C	4.22	3/10/46	1,700,000	[b,e]	1,672,105
Volkswagen Group of America Finance, Gtd. Notes	1.25	5/23/17	2,670,000	[b]	2,661,934
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Cl. AJ	5.37	11/15/48	2,965,000	[e]	2,901,328
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Cl. AJ	5.89	6/15/49	3,080,000	[e]	2,999,302
ZFS Finance (USA) Trust V, Jr. Sub. Cap. Secs.	6.50	5/9/37	7,785,000	[b,e]	7,823,925
				157,048,857
Total Bonds and Notes (cost $914,833,207)			925,813,315
Short-Term Investments - .8%

U.S. Treasury Bills (cost $7,569,568)	0.36	9/15/16	7,580,000	[i]	7,572,882

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $28,826,979)	28,826,979	[j] 28,826,979
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $2,389,310)	2,389,310	[j] 2,389,310
Total Investments (cost $953,619,064)	100.3%	964,602,486
Liabilities, Less Cash and Receivables	(0.3%)	(2,725,477)
Net Assets	100.0%	961,877,009

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $123,534,021 or 12.84% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $4,320,443 and the value of the collateral held by the fund was $4,415,368, consisting of cash collateral of $2,389,310 and U.S. Government & Agency securities valued at $2,026,058.
e Variable rate security—rate shown is the interest rate in effect at period end.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Held by or on behalf of a counterparty for open financial futures contracts.
j Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	70.3
Corporate-Investment Grade	11.0
Securitized	8.0
U.S. Government	5.9
Cash & Equivalents	3.3
Corporate-High Yield	1.8
100.3

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 04/30/2016 ($)

Financial Futures Long
Australian 3 Year Bond	138	11,757,950	June 2016	32,382
Euro-Bobl	80	11,986,442	June 2016	(51,018)
Financial Futures Short
Euro-Bond	300	(55,608,482)	June 2016	489,849
Euro-Schatz	19	(2,431,566)	June 2016	3,465
U.S. Treasury 10 Year Notes	559	(72,704,938)	June 2016	92,793
U.S. Treasury 2 Year Notes	71	(15,522,375)	June 2016	(17,698)
U.S. Treasury 5 Year Notes	340	(41,110,781)	June 2016	(99,498)
U.S. Treasury Ultra Long Bond	47	(8,053,156)	June 2016	140,001
Gross Unrealized Appreciation				758,490
Gross Unrealized Depreciation				(168,214)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,320,443)—Note 1(c):
Unaffiliated issuers	922,402,775	933,386,197
Affiliated issuers	31,216,289	31,216,289
Cash		915,045
Cash denominated in foreign currency	11,450,918	11,672,277
Receivable for investment securities sold		20,746,452
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		10,229,705
Dividends, interest and securities lending income receivable		8,452,622
Cash collateral held by broker—Note 4		1,861,450
Receivable for shares of Beneficial Interest subscribed		1,318,368
Receivable for futures variation margin—Note 4		9,538
Prepaid expenses		91,433
		1,019,899,376
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		675,499
Payable for investment securities purchased		50,576,958
Liability for securities on loan—Note 1(c)		2,389,310
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,026,210
Payable for shares of Beneficial Interest redeemed		1,963,689
Payable for swap variation margin—Note 4		112,298
Accrued expenses		278,403
		58,022,367
Net Assets ($)		961,877,009
Composition of Net Assets ($):
Paid-in capital		1,067,348,888
Accumulated undistributed investment income—net		9,158,808
Accumulated net realized gain (loss) on investments		(124,987,506)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $590,276 net unrealized appreciation on financial futures) and ($9,259,348) net unrealized (depreciation) on centrally cleared swap transactions		10,356,819
Net Assets ($)		961,877,009

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	151,339,264	59,282,267	723,692,043	27,563,435
Shares Outstanding	9,633,555	3,857,798	45,777,030	1,743,658
Net Asset Value Per Share ($)	15.71	15.37	15.81	15.81

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest (net of $273 foreign taxes withheld at source)	13,319,224
Dividends from affiliated issuers	29,520
Income from securities lending—Note 1(c)	46,758
Total Income	13,395,502
Expenses:
Management fee—Note 3(a)	3,011,323
Shareholder servicing costs—Note 3(c)	924,972
Distribution fees—Note 3(b)	226,837
Prospectus and shareholders’ reports	89,821
Custodian fees—Note 3(c)	70,464
Professional fees	44,985
Trustees’ fees and expenses—Note 3(d)	36,939
Registration fees	35,517
Loan commitment fees—Note 2	6,606
Miscellaneous	32,491
Total Expenses	4,479,955
Less—reduction in fees due to earnings credits—Note 3(c)	(3,009)
Net Expenses	4,476,946
Investment Income—Net	8,918,556
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(20,080,408)
Net realized gain (loss) on financial futures	(1,679,308)
Net realized gain (loss) on swap transactions	(7,924,521)
Net realized gain (loss) on forward foreign currency exchange contracts	3,848,683
Net Realized Gain (Loss)	(25,835,554)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	59,357,560
Net unrealized appreciation (depreciation) on financial futures	911,324
Net unrealized appreciation (depreciation) on swap transactions	894,944
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	8,893,101
Net Unrealized Appreciation (Depreciation)	70,056,929
Net Realized and Unrealized Gain (Loss) on Investments	44,221,375
Net Increase in Net Assets Resulting from Operations	53,139,931

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	8,918,556	32,856,795
Net realized gain (loss) on investments	(25,835,554)	(62,330,100)
Net unrealized appreciation (depreciation) on investments	70,056,929	(36,135,115)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,139,931	(65,608,420)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,641,676)	(11,830,026)
Class C	(2,006,675)	(3,136,193)
Class I	(27,979,523)	(51,922,794)
Class Y	(1,081,049)	(1,396,734)
Total Dividends	(37,708,923)	(68,285,747)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	19,487,842	72,976,571
Class C	1,589,270	3,930,975
Class I	132,325,257	387,179,454
Class Y	939,706	17,212,084
Dividends reinvested:
Class A	6,358,838	10,985,354
Class C	1,418,925	2,263,855
Class I	20,342,406	28,717,742
Class Y	905,486	1,156,096
Cost of shares redeemed:
Class A	(91,471,219)	(163,597,731)
Class C	(14,241,500)	(33,779,138)
Class I	(259,775,179)	(729,044,279)
Class Y	(5,991,038)	(14,361,745)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(188,111,206)	(416,360,762)
Total Increase (Decrease) in Net Assets	(172,680,198)	(550,254,929)
Net Assets ($):
Beginning of Period	1,134,557,207	1,684,812,136
End of Period	961,877,009	1,134,557,207
Undistributed investment income—net	9,158,808	37,949,175

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,303,677	4,545,871
Shares issued for dividends reinvested	434,242	678,739
Shares redeemed	(6,107,263)	(10,302,134)
Net Increase (Decrease) in Shares Outstanding	(4,369,344)	(5,077,524)
Class Ca
Shares sold	110,265	248,932
Shares issued for dividends reinvested	99,037	142,604
Shares redeemed	(977,110)	(2,154,584)
Net Increase (Decrease) in Shares Outstanding	(767,808)	(1,763,048)
Class Ib
Shares sold	8,811,834	24,012,368
Shares issued for dividends reinvested	1,381,261	1,765,708
Shares redeemed	(17,287,116)	(45,870,000)
Net Increase (Decrease) in Shares Outstanding	(7,094,021)	(20,091,924)
Class Yb
Shares sold	62,293	1,066,600
Shares issued for dividends reinvested	61,541	71,176
Shares redeemed	(402,002)	(911,484)
Net Increase (Decrease) in Shares Outstanding	(278,168)	226,292

[a]During the period ended April 30, 2016, 2,600 Class C shares representing $36,634 were exchanged for 2,548 Class A shares.
[b]During the period ended April 30, 2016, 904 Class I shares representing $13,754 were exchanged for 904 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.38	16.75	16.53	17.48	16.85	17.62
Investment Operations:
Investment income—net[a]	.11	.31	.39	.39	.34	.40
Net realized and unrealized gain (loss) on investments	.74	(1.03)	.06	(.75)	.65	(.17)
Total from Investment Operations	.85	(.72)	.45	(.36)	.99	.23
Distributions:
Dividends from Investment income—net	(.52)	(.65)	(.23)	(.37)	(.19)	(.43)
Dividends from net realized gain on investments	-	-	-	(.22)	(.17)	(.57)
Total Distributions	(.52)	(.65)	(.23)	(.59)	(.36)	(1.00)
Net asset value, end of period	15.71	15.38	16.75	16.53	17.48	16.85
Total Return (%)[b]	5.80[c]	(4.45)	2.77	(2.14)	6.04	1.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[d]	1.12	1.08	1.07	1.02	1.01
Ratio of net expenses to average net assets	1.21[d]	1.12	1.08	1.07	1.02	1.01
Ratio of net investment income to average net assets	1.47[d]	1.93	2.31	2.28	2.02	2.38
Portfolio Turnover Rate	61.70[c]	216.56	209.53	169.41	192.50	213.45
Net Assets, end of period ($ x 1,000)	151,339	215,337	319,588	552,695	683,387	612,236

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.05	16.39	16.17	17.11	16.54	17.32
Investment Operations:
Investment income—net[a]	.06	.20	.27	.26	.21	.27
Net realized and unrealized gain (loss) on investments	.74	(1.01)	.07	(.72)	.64	(.16)
Total from Investment Operations	.80	(.81)	.34	(.46)	.85	.11
Distributions:
Dividends from investment income—net	(.48)	(.53)	(.12)	(.26)	(.11)	(.32)
Dividends from net realized gain on investments	-	-	-	(.22)	(.17)	(.57)
Total Distributions	(.48)	(.53)	(.12)	(.48)	(.28)	(.89)
Net asset value, end of period	15.37	15.05	16.39	16.17	17.11	16.54
Total Return (%)[b]	5.53[c]	(5.09)	2.09	(2.78)	5.23	.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78[d]	1.77	1.76	1.75	1.76	1.75
Ratio of net expenses to average net assets	1.78[d]	1.77	1.76	1.75	1.76	1.75
Ratio of net investment income to average net assets	.90[d]	1.29	1.63	1.60	1.31	1.63
Portfolio Turnover Rate	61.70[c]	216.56	209.53	169.41	192.50	213.45
Net Assets, end of period ($ x 1,000)	59,282	69,609	104,681	152,333	198,824	157,340

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	15.48	16.86	16.65	17.58	16.94	17.70
Investment Operations:
Investment income—net[a]	.14	.38	.44	.44	.39	.44
Net realized and unrealized gain (loss) on investments	.75	(1.04)	.07	(.74)	.64	(.16)
Total from Investment Operations	.89	(.66)	.51	(.30)	1.03	.28
Distributions:
Dividends from Investment income—net	(.56)	(.72)	(.30)	(.41)	(.22)	(.47)
Dividends from net realized gain on investments	-	-	-	(.22)	(.17)	(.57)
Total Distributions	(.56)	(.72)	(.30)	(.63)	(.39)	(1.04)
Net asset value, end of period	15.81	15.48	16.86	16.65	17.58	16.94
Total Return (%)	6.04[b]	(4.07)	3.08	(1.78)	6.27	1.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.74	.75	.74	.80	.75
Ratio of net expenses to average net assets	.75[c]	.74	.75	.74	.80	.75
Ratio of net investment income to average net assets	1.92[c]	2.32	2.65	2.60	2.29	2.64
Portfolio Turnover Rate	61.70[b]	216.56	209.53	169.41	192.50	213.45
Net Assets, end of period ($ x 1,000)	723,692	818,322	1,230,266	875,269	934,809	468,316

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Year Ended October 31,
	April 30, 2016
Class Y Shares	(Unaudited)	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	15.48	16.86	16.65	16.33
Investment Operations:
Investment income—net[b]	.15	.39	.47	.14
Net realized and unrealized gain (loss) on investments	.75	(1.03)	.05	.26
Total from Investment Operations	.90	(.64)	.52	.40
Distributions:
Dividends from Investment income—net	(.57)	(.74)	(.31)	(.08)
Net asset value, end of period	15.81	15.48	16.86	16.65
Total Return (%)	6.08[c]	(3.98)	3.13	2.43	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.67	.68	.74	[d]
Ratio of net expenses to average net assets	.68[d]	.67	.68	.74	[d]
Ratio of net investment income to average net assets	2.00[d]	2.39	2.71	2.63	[d]
Portfolio Turnover Rate	61.70[c]	216.56	209.53	169.41
Net Assets, end of period ($ x 1,000)	27,563	31,290	30,278	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	20,223,351	-	20,223,351
Commercial Mortgage-Backed	-	50,864,018	-	50,864,018
Corporate Bonds†	-	131,657,247	-	131,657,247
Foreign Government	-	667,358,718	-	667,358,718
Mutual Funds	31,216,289	-	-	31,216,289
Residential Mortgage-Backed	-	6,239,842	-	6,239,842
U.S. Treasury	-	57,043,021	-	57,043,021
Other Financial Instruments:
Financial Futures††	758,490	-	-	758,490

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts††	-	10,229,705	-	10,229,705
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(168,214)	-	-	(168,214)
Forward Foreign Currency Exchange Contracts††	-	(2,026,210)	-	(2,026,210)
Swaps††	-	(9,259,348)	-	(9,259,348)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $12,170 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	23,368,331	316,074,765	310,616,117	28,826,979	3.0
Dreyfus Institutional Cash Advantage Fund	34,870,217	26,095,477	58,576,384	2,389,310.2
Total	58,238,548	342,170,242	369,192,501	31,216,289	3.2

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S..

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $96,287,953 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. If not applied, the fund has $52,400,778 of short-term capital losses and $43,887,175 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $68,285,747. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2016, the Distributor retained $1,092 from commissions earned on sales of the fund’s Class A shares and $1,173 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $226,837 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $223,969 and $75,612, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $70,947 for transfer agency services and $7,483 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,009.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $70,464 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $480,352, Distribution Plan fees $36,193, Shareholder Services Plan fees

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$43,540, custodian fees $83,774, Chief Compliance Officer fees $3,208 and transfer agency fees $28,432.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and swap transactions, during the period ended April 30, 2016, amounted to $598,378,839 and $794,885,126, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Swiss Franc,
Expiring
5/31/2016	1,850,000	1,904,890	1,931,236	26,346
Citigroup
South Korean Won,
Expiring
6/15/2016	24,367,755,000	20,986,884	21,370,725	383,841
Swedish Krona,
Expiring
5/31/2016	453,060,000	55,893,311	56,483,163	589,852

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Credit Suisse International
Russian Ruble,
Expiring
6/15/2016	320,695,000	4,697,335	4,886,569	189,234
Goldman Sachs International
British Pound,
Expiring
5/31/2016	1,960,000	2,837,041	2,864,096	27,055
Euro,
Expiring
5/31/2016	11,655,000	13,171,415	13,358,341	186,926
Polish Zolty,
Expiring
6/15/2016	89,525,000	23,021,832	23,432,128	410,296
Russian Ruble,
Expiring
6/15/2016	329,965,000	4,760,026	5,027,820	267,794
HSBC
Australian Dollar,
Expiring
5/31/2016	1,940,000	1,493,391	1,473,084	(20,307)
British Pound,
Expiring
5/31/2016	6,800,000	9,850,725	9,936,659	85,934
Euro,
Expiring
5/31/2016	2,440,000	2,744,610	2,796,598	51,988
Indian Rupee,
Expiring
6/15/2016	326,820,000	4,893,980	4,881,663	(12,317)
Mexican New Peso,
Expiring
6/15/2016	353,460,000	20,065,853	20,446,174	380,321
JP Morgan Chase Bank
Argentine Peso,
Expiring
7/27/2016	33,600,000	2,225,165	2,210,211	(14,954)
Brazilian Real,
Expiring
6/2/2016	6,780,000	1,862,893	1,948,899	86,006
Canadian Dollar,
Expiring
5/31/2016	2,370,000	1,868,315	1,888,899	20,584

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
Euro,
Expiring
5/31/2016	49,540,000	55,735,888	56,780,111	1,044,223
Indonesian Rupiah,
Expiring
6/15/2016	65,440,650,000	4,946,383	4,923,027	(23,356)
Japanese Yen,
Expiring
5/31/2016	314,700,000	2,911,855	2,959,994	48,139
Mexican New Peso,
Expiring
6/15/2016	23,010,000	1,299,994	1,331,032	31,038
Singapore Dollar,
Expiring
5/3/2016	8,602,294	6,395,282	6,396,471	1,189
5/31/2016	39,200,000	29,039,341	29,122,218	82,877
South African Rand,
Expiring
6/15/2016	66,560,000	4,232,401	4,629,544	397,143
Morgan Stanley Capital Services
Japanese Yen,
Expiring
5/2/2016	220,882,397	1,982,088	2,075,962	93,874
5/31/2016	77,795,000	725,259	731,721	6,462
UBS
Japanese Yen,
Expiring
5/31/2016	20,553,060,000	187,949,090	193,317,242	5,368,152
Sales:
Bank of America
Australian Dollar,
Expiring
5/31/2016	41,965,000	32,315,358	31,864,927	450,431
Barclays Bank
Swedish Krona,
Expiring
5/31/2016	47,700,000	5,909,090	5,946,777	(37,687)
Citigroup
Brazilian Real,
Expiring
6/2/2016	6,780,000	1,871,377	1,948,899	(77,522)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Citigroup (continued)
Canadian Dollar,
Expiring
5/31/2016	49,435,000	39,014,470	39,399,878	(385,408)
Goldman Sachs International
Japanese Yen,
Expiring
5/31/2016	1,061,685,000	9,777,275	9,985,959	(208,684)
HSBC
New Zealand Dollar,
Expiring
5/31/2016	27,525,000	18,914,658	19,185,645	(270,987)
Singapore Dollar,
Expiring
5/31/2016	65,365,000	48,273,697	48,560,555	(286,858)
JP Morgan Chase Bank
Hungarian Forint,
Expiring
6/15/2016	3,639,850,000	13,033,645	13,352,330	(318,685)
Japanese Yen,
Expiring
5/2/2016	7,723,265	69,225	72,587	(3,362)
5/9/2016	306,982,763	2,841,212	2,885,176	(43,964)
Taiwan Dollar,
Expiring
6/15/2016	637,905,000	19,589,270	19,787,465	(198,195)
Morgan Stanley Capital Services
British Pound,
Expiring
5/31/2016	2,445,000	3,561,362	3,572,813	(11,451)
UBS
Mexican New Peso,
Expiring
6/15/2016	200,380,000	11,478,667	11,591,140	(112,473)
Gross Unrealized Appreciation				10,229,705
Gross Unrealized Depreciation				(2,026,210)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default.The following summarizes open interest rate swaps entered into by the fund at April 30, 2016:

Centrally Cleared Interest Rate Swaps

Notional ($)†	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized (Depreciation) ($)
137,700,000	USD - 6 MONTH LIBOR	Deutsche Bank	2.48	1/10/2021	(8,963,020)
174,170,000	USD - 6 MONTH LIBOR	Goldman Sachs International	0.66	7/21/2016	(296,328)
Gross Unrealized Depreciation					(9,259,348)

† Clearing House-Chicago Mercantile Exchange

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2016, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	758,490	[1]	Interest rate risk	(9,427,562)	[1,2]
Foreign exchange risk	10,229,705	[3]	Foreign exchange risk	(2,026,210)	[3]
Gross fair value of derivative contracts	10,988,195			(11,453,772)

Statement of Assets and Liabilities location:

[1]Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[2]Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the
Statement of Assets and Liabilities.

[3]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Forward Contracts	[2]	Swaps Transactions	[3]	Total
Interest rate	(1,679,308)		-		(3,007,326)		(4,686,634)
Foreign Exchange	-		3,848,683		-		3,848,683
Credit	-		-		(4,917,195)		(4,917,195)
Total	(1,679,308)		3,848,683		(7,924,521)		(5,755,146)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[4]	Forward Contracts	[5]	Swaps Transactions	[6]	Total
Interest rate	911,324		-		355,683		1,267,007
Foreign Exchange	-		8,893,101		-		8,893,101
Credit	-		-		539,261		539,261
Total	911,324		8,893,101		894,944		10,699,369
Statement of Operations location:

[1]Net realized gain (loss) on financial futures.
[2]Net realized gain (loss) on forward foreign currency exchange contracts.
[3]Net realized gain (loss) on swaps transactions.
[4]Net unrealized appreciation (depreciation) on financial futures.
[5]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[6]Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	758,490	(168,214)
Forward contracts	10,229,705	(2,026,210)
Swaps	-	(9,259,348)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	10,988,195	(11,453,772)
Derivatives not subject to
Master Agreements	(947,724)	9,427,562
Total gross amount of assets
and liabilities subject to
Master Agreements	10,040,471	(2,026,210)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	476,777		-	-	476,777
Citigroup	973,693		(462,930)	-	510,763
Goldman Sachs International	892,071		(208,684)	-	683,387
HSBC	518,243		(518,243)	-	-
JP Morgan Chase Bank	1,711,199		(602,516)	-	1,108,683
Morgan Stanley Capital Services	100,336		(11,451)	-	88,885
UBS	5,368,152		(112,473)	-	5,255,679
Total	10,040,471		(1,916,297)	-	8,124,174

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(37,687)		-	-	(37,687)
Citigroup	(462,930)		462,930	-	-
Goldman Sachs International	(208,684)		208,684	-	-
HSBC	(590,469)		518,243	-	(72,226)
JP Morgan Chase Bank	(602,516)		602,516	-	-
Morgan Stanley Capital Services	(11,451)		11,451	-	-
UBS	(112,473)		112,473	-	-
Total	(2,026,210)		1,916,297	-	(109,913)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Interest rate financial futures	269,747,152
Forward contracts	837,326,550

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2016:

Average Notional Value ($)
Interest rate swap agreements	316,927,143
Credit default swap agreements	29,034,286

At April 30, 2016, accumulated net unrealized appreciation on investments was $10,983,422, consisting of $36,125,436 gross unrealized appreciation and $25,142,014 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 24-25, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods (in the first quartile of the Performance Group and the Performance Universe for the ten-year period), except for the one-year period when the fund’s total return performance was below the Performance Group and Performance Universe medians and the 4-year period when the fund’s total return performance was below the Performance Group median. The Board also noted that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended December 31st and below the Performance Universe median for six of the ten one-year periods ended December 31st, and was in the first quartile of the Performance Group and the Performance Universe for the year ended December 31, 2015. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed, until March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class Y shares of the fund (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.69%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus International Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIBAX Class C: DIBCX Class I: DIBRX Class Y: DIBYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6091SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)